Additional Financial Information (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Additional Financial Information [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the unaudited condensed consolidated balance sheets to the total amounts reported in the unaudited condensed consolidated statements of cash flows at December 31, 2024 and March 31, 2024. At December 31, 2024 and March 31, 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$186.2	$277.0
Restricted cash included in other current assets	42.8	43.7
Restricted cash included in other non-current assets	10.8	13.7

Total cash, cash equivalents and restricted cash	$239.8	$334.4

Summary of Receivables Transferred
The following table sets forth a summary of
the receivables transferred under individual agreements or purchases during the three and nine months ended December 31, 2024 and 2023
:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$51.7	$85.3	$345.5	$385.8
Net cash proceeds received	50.0	81.8	335.7	370.7
Loss recorded related to transfers of receivables	1.7	3.5	9.8	15.1

Nine Months Ended December 31,
2023
(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2
Less amounts from collections reinvested under revolving agreement	(9.1)

Proceeds from new transfers	13.1
Collections not reinvested and remitted or to be remitted	(13.4)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)
Carrying value of receivables transferred and derecognized (2)	$22.1
Obligations recorded	$2.1
Loss recorded related to transfers of receivables	$2.0

(1)	During the three and nine months ended December 31, 2023, the Company voluntarily repurchased $46.0 million of receivables previously transferred.
(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$512.3	$400.5	$285.0
Net cash proceeds received	491.9	383.0	278.3
Loss recorded related to transfers of receivables	20.4	17.5	6.7

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0	$155.5
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)	(102.7)

Proceeds from new transfers	13.1	72.7	52.8
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)	(46.8)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1	$6.0
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8	$154.5
Obligations recorded	$2.1	$5.9	$2.9
Loss recorded related to transfers of receivables	$2.0	$3.7	$1.9

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the years ended March 31, 2023 and 2022, the Company repurchased $27.4 million and $25.5 million, respectively, of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Schedule of Other Assets
The composition of the Company’s other assets is as follows as of December 31, 2024 and March 31, 2024:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$38.0	$34.8
Restricted cash	42.8	43.7
Contract assets	72.5	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	140.7	199.1

	$294.0	$373.1

Other non-current assets
Prepaid expenses and other	$16.9	$18.3
Restricted cash	10.8	13.7
Accounts receivable	48.0	111.7
Contract assets	10.3	3.2
Tax credits receivable	440.6	361.7
Operating lease right-of-use assets	300.1	344.3
Interest rate swap assets	0.7	—

	$827.4	$852.9

Schedule of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the nine months ended December 31, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance
.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	$(42.1)	$138.8	$96.7
Other comprehensive income (loss)	(12.8)	2.3	(10.5)
Reclassifications to net loss (1)	—	(21.4)	(21.4)

Dec ember 3 1 , 2024	$(54.9)	$119.7	$64.8

March 31, 2023	$(41.1)	$142.6	$101.5
Other comprehensive income (loss)	1.8	17.4	19.2
Reclassifications to net loss (1)	—	(23.5)	(23.5)

Dec ember 3 1 , 2023	$(39.3)	$136.5	$97.2

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $22.6 million included in interest expense on the unaudited condensed consolidated statement of operations in the nine
months ended
Dec
ember 3
1
, 2024 (
nine
months ended
Dec
ember 3
1
,
2023—loss of
$2.5 million included in direct operating expense and gain of $26.0 million included in interest expense) (see Note 18).

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2024, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2021	$(34.3)	(68.1)	$(102.4)
Other comprehensive loss	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(38.9)	49.1	10.2
Other comprehensive income	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	$(42.1)	$138.8	$96.7

(1)
Represents a loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense on the combined statement of operations in the year ended March 31, 2024 (2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense; 2022- loss of $0.2 million included in direct operating expense and loss of $48.8 million included in interest expense) (see Note 18).

Summary of Non Cash Investing Activities
The supplemental schedule of
non-cash
investing activities is presented below. There were no significant non-cash
financing activities for the fiscal years ended March 31, 2024, 2023 and 2022.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Non-cash investing activities:
Accrued equity method investment	$—	$—	$19.0

Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the combined balance sheets to the total amounts reported in the combined statements of cash flows at March 31, 2024 and 2023. At March 31, 2024 and 2023, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$277.0	$210.9
Restricted cash included in other current assets	43.7	27.5
Restricted cash included in other non-current assets	13.7	13.0

Total cash, cash equivalents and restricted cash	$334.4	$251.4

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$45.1	$40.3	$44.9
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$172.1	$11.3	$51.1
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$103.6	$17.4	$30.9
Operating leases - increase in lease liability	$103.6	$17.4	$30.9

Schedule of Other Assets
The c
omposition of the Company’s other assets is as follows as of March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$34.8	$36.0
Restricted cash	43.7	27.5
Contract assets (2)	59.9	63.5
Interest rate swap assets	35.6	—
Tax credits receivable	199.1	129.5

	$373.1	$256.5

Other non-current assets
Prepaid expenses and other	$18.3	$7.4
Restricted cash	13.7	13.0
Accounts receivable (3)	111.7	37.8
Contract assets (3)	3.2	5.1
Tax credits receivable	361.7	341.8
Operating lease right-of-use assets	344.3	116.8
Interest rate swap assets	—	41.1

	$852.9	$563.0

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)	At March 31, 2024, the current portion of contract assets includes $14.9 million from the acquisition of eOne (see Note 2).
(3)
Unamortized discounts on long-term,
non-interest
bearing receivables were $6.2 million and $3.5 million at March 31, 2024 and 2023, respectively, and unamortized discounts on contract assets were $0.3 million and $0.5 million at March 31, 2024 and 2023, respectively.

LIONS GATE ENTERTAINMENT CORP. [Member]
Additional Financial Information [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the unaudited condensed consolidated balance sheets to the total amounts reported in the unaudited condensed consolidated statements of cash flows at December 31, 2024 and March 31, 2024. At December 31, 2024 and March 31, 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$200.5	$314.0
Restricted cash included in other current assets	42.8	43.7
Restricted cash included in other non-current assets	10.8	13.7

Total cash, cash equivalents and restricted cash	$254.1	$371.4

Summary of Receivables Transferred	The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$258.0	$305.9	$963.3	$1,065.9
Net cash proceeds received	254.5	300.7	948.1	1,045.6
Loss recorded related to transfers of receivables	3.5	5.2	15.2	20.3
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the nine months ended December 31, 2023:

Nine Months Ended
December 31,
2023
(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2
Less amounts from collections reinvested under revolving agreement	(9.1)

Proceeds from new transfers	13.1
Collections not reinvested and remitted or to be remitted	(13.4)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)
Carrying value of receivables transferred and derecognized (2)	$22.1
Obligations recorded	$2.1
Loss recorded related to transfers of receivables	$2.0

(1)	During the three and nine months ended December 31, 2023, the Company voluntarily repurchased $46.0 million of receivables previously transferred.
(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$1,413.2	$1,405.9	$1,400.2
Net cash proceeds received	1,385.9	1,382.7	1,391.2
Loss recorded related to transfers of receivables	27.3	23.2	9.0
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0	$155.5
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)	(102.7)

Proceeds from new transfers	13.1	72.7	52.8
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)	(46.8)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1	$6.0
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8	$154.5
Obligations recorded	$2.1	$5.9	$2.9
Loss recorded related to transfers of receivables	$2.0	$3.7	$1.9

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the years ended March 31, 2023 and 2022, the Company repurchased $27.4 million and $25.5 million, respectively, of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Schedule of Other Assets
The composition of the Company’s other assets is as follows as of December 31, 2024 and March 31, 2024:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$54.4	$58.2
Restricted cash	42.8	43.7
Contract assets	72.5	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	140.7	199.1

	$310.4	$396.5

Other non-current assets
Prepaid expenses and other	$18.6	$21.6
Restricted cash	10.8	13.7
Accounts receivable	48.0	111.7
Contract assets	10.3	3.2
Tax credits receivable	440.6	361.7
Operating lease right-of-use assets	338.6	388.8
Interest rate swap assets	0.7	—

	$867.6	$900.7

Schedule of Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the nine months ended December 31, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	$(22.7)	$138.7	$116.0
Other comprehensive income (loss)	(11.3)	4.4	(6.9)
Reclassifications to net loss (1)	—	(21.4)	(21.4)
Reclassifications to noncontrolling interest (2)	5.3	(16.6)	(11.3)

December 31, 2024	$(28.7)	$105.1	$76.4

March 31, 2023	$(21.6)	$142.5	$120.9
Other comprehensive income (loss)	1.6	17.4	19.0
Reclassifications to net loss (1)	—	(23.5)	(23.5)

December 31, 2023	$(20.0)	$136.4	$116.4

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $22.6 million included in interest expense on the unaudited condensed consolidated statement of operations in the nine months ended December 31, 2024 (nine months ended December 31, 2023 - loss of $2.5 million included in direct operating expense and a gain of $26.0 million included in interest expense) (see Note 17).

(2)	Represents amounts reclassified in connection with the noncontrolling interest recorded for the proportionate ownership interest in the carrying value of Lionsgate Studios (see Note 2).

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2024, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2021	$(15.1)	$(68.2)	$(83.3)
Other comprehensive loss	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(19.7)	49.0	29.3
Other comprehensive income	(1.9)	82.8	80.9
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(21.6)	142.5	120.9
Other comprehensive income (loss)	(1.1)	30.5	29.4
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	$(22.7)	$138.7	$116.0

(1)
Represents a loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense on the consolidated statement of operations in the year ended March 31, 2024 (2023 - loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense; 2022 - loss of $0.2 million included in direct operating expense and loss of $48.8 million included in interest expense) (see Note 18).

Summary of Non Cash Investing Activities
The supplemental schedule of
non-cash
investing activities is presented below. There were no significant non-cash
financing activities for the fiscal years ended March 31, 2024, 2023 and 2022.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Non-cash investing activities:
Accrued equity method investment	$—	$—	$19.0

Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheet to the total amounts reported in the consolidated statement of cash flows at March 31, 2024 and 2023. At March 31, 2024 and 2023, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility, and Backlog Facility.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$314.0	$272.1
Restricted cash included in other current assets	43.7	27.9
Restricted cash included in other non-current assets	13.7	13.0

Total cash, cash equivalents and restricted cash	$371.4	$313.0

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$55.5	$42.3	$57.0
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$172.1	$12.4	$67.8
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$103.6	$33.0	$27.5
Operating leases - increase in lease liability	$103.6	$33.0	$27.5

Schedule of Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$58.2	$43.3
Restricted cash	43.7	27.9
Contract assets (2)	59.9	63.5
Interest rate swap assets	35.6	—
Tax credits receivable	199.1	129.5

	$396.5	$264.2

Other non-current assets
Prepaid expenses and other	$21.6	$8.4
Restricted cash	13.7	13.0
Accounts receivable (3)	111.7	37.8
Contract assets (3)	3.2	5.1
Tax credits receivable	361.7	341.7
Operating lease right-of-use assets	388.8	169.0
Interest rate swap assets	—	41.1

	$900.7	$616.1

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)	At March 31, 2024, the current portion of contract assets includes $14.9 million from the acquisition of eOne (see Note 2).
(3)
Unamortized discounts on long-term,
non-interest
bearing receivables were $6.2 million and $3.5 million at March 31, 2024 and 2023, respectively, and unamortized discounts on contract assets were $0.3 million and $0.5 million at March 31, 2024 and 2023, respectively.